Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
Voyage Expenses and Vessel Operating Expenses

13.       Voyage Expenses and Vessel Operating Expenses

Voyage expenses and vessel operating expenses in the consolidated statements of comprehensive income/(loss) consisted of the following:

   Voyage expenses consisted of:

	For the year ended December 31,
	2021	2020	2019
Commissions	626	160	224
Bunkers expenses	—	2,117	1,634
Other voyage expenses	502	213	240
Total	1,128	2,490	2,098

             Vessel operating expenses consisted of:

Voyage Expenses and Vessel Operating Expenses - Vessel operating expenses

	For the year ended December 31,
	2021	2020	2019
Crew wages and related costs	7,570	4,865	4,670
Insurance	1,067	661	664
Spares, repairs and maintenance	2,414	1,574	1,884
Lubricants	555	434	517
Stores	1,712	787	820
Other	490	260	327
Total	13,808	8,581	8,882